Fair Value of Financial Instruments and Risk Management - Foreign Exchange Hedge Narrative (Details) - Foreign net investments - USD ($) $ in Billions	Jun. 30, 2025	Dec. 31, 2024
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Unhedged foreign net investments	$ 12.8	$ 12.6
Designated as hedging instrument
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Long-term debt designated as an effective hedge	$ 2.2	$ 2.2